Share-Based Compensation (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Mar. 30, 2023 $ / shares shares	Jan. 04, 2023 shares	Dec. 22, 2022 $ / shares shares	Jan. 27, 2022 $ / shares shares	Dec. 09, 2021 USD ($) $ / shares shares	Sep. 20, 2021 $ / shares shares	Aug. 05, 2021 shares	Aug. 04, 2021 shares	Mar. 21, 2021 $ / shares shares	Aug. 05, 2020 shares	Dec. 31, 2023 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2022 USD ($) ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-Based Compensation [Line Items]
Shares issued											127.964
Options vest over a period											12 months
Weighted average grant date fair values of options granted | $ / shares													$ 15.7
Vesting [Member]
Share-Based Compensation [Line Items]
Vesting percentage					2.0833%
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member] | June 22 [Member]
Share-Based Compensation [Line Items]
Number of award granted					57,500
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member] | August 5, 2020 [Member]
Share-Based Compensation [Line Items]
Number of award granted					38,334
Certain Officers, CEO, and Board Members [Member] | November 04, 2019 [Member]
Share-Based Compensation [Line Items]
Number of award granted								12,075
Vp Clinical [Member]
Share-Based Compensation [Line Items]
Number of award granted						1,250
Exercise price of award granted (in Dollars per share) | $ / shares						$ 20.6
Board of Directors Chairman [Member]
Share-Based Compensation [Line Items]
Employees options exercise price (in Dollars per share) | $ / shares	$ 2.82			$ 12.96
Award employees options	903			16,800
Shareholders approved the award of options shares			29,125
Exercise price of the options (in Dollars per share) | $ / shares			$ 4.14
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Options exercisable period											10 years
Additional shares										77,780
Number of award granted											903	58,239	99,935
Options vested shares					19,166
Outstanding options											102,288
Average exercise price (in Dollars per share) | $ / shares											$ 47.13
Share-Based Payment Arrangement, Option [Member] | November 04, 2019 [Member]
Share-Based Compensation [Line Items]
Number of award granted								36,694
2015 Plan [Member]
Share-Based Compensation [Line Items]
Additional shares		30,000		25,000			125,000			17,500
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of RSU's granted												10,050	15,000
Options vested shares											6,092	4,374	1,764
Employees options exercise price (in Dollars per share) | $ / shares					$ 26.8				$ 10.184
Weighted average grant date fair values of options granted | ₪ / shares											$ 1.17	₪ 4.5
Weighted average grant date fair values (in Dollars per share) | $ / shares											$ 9.2
Non-vested share-based compensation arrangements (in Dollars) | $											$ 152	₪ 1,111	$ 1,644
Cost expected period											2 years 2 months 19 days
Restricted Stock Units (RSUs) [Member] | November 04, 2019 [Member]
Share-Based Compensation [Line Items]
Number of award granted								15,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | August 5, 2020 [Member]
Share-Based Compensation [Line Items]
Vesting terms					4 years
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | Vesting [Member]
Share-Based Compensation [Line Items]
Vesting percentage											25.00%
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | Vesting [Member] | August 5, 2020 [Member]
Share-Based Compensation [Line Items]
Vesting percentage					25.00%
Restricted Stock Units (RSUs) [Member] | Certain Officers, CEO, and Board Members [Member] | November 04, 2019 [Member]
Share-Based Compensation [Line Items]
Number of RSU's granted								5,175
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
Share-Based Compensation [Line Items]
Award employees options									8,472
Granted options									6,650
Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Share-Based Compensation [Line Items]
Award employees options									2,850
Granted options									2,850
Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Granted award, percentage					50.00%
Compensation expense on the fair value (in Dollars) | $					$ 749